FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring - USD ($) $ in Millions	Nov. 30, 2019	Feb. 23, 2019	Feb. 24, 2018
Cash equivalents:
Short-term investments	$ 11.7	$ 23.1	$ 24.5
Non-current investments	86.9	84.2	91.2
Total	98.6	596.3	313.7
Liabilities:
Derivative contracts	56.7	21.1	11.8
Contingent consideration			60.0
Total	56.7	21.1	71.8
Quoted Prices in Active Markets for Identical Assets (Level 1)
Cash equivalents:
Short-term investments	9.2	21.0	22.1
Non-current investments	31.3	30.5	40.2
Total	40.5	540.5	260.3
Liabilities:
Derivative contracts	0.0	0.0	0.0
Contingent consideration			0.0
Total	0.0	0.0	0.0
Significant Observable Inputs (Level 2)
Cash equivalents:
Short-term investments	2.5	2.1	2.4
Non-current investments	55.6	53.7	51.0
Total	58.1	55.8	53.4
Liabilities:
Derivative contracts	56.7	21.1	11.8
Contingent consideration			0.0
Total	56.7	21.1	11.8
Significant Unobservable Inputs (Level 3)
Cash equivalents:
Short-term investments	0.0	0.0	0.0
Non-current investments	0.0	0.0	0.0
Total	0.0	0.0	0.0
Liabilities:
Derivative contracts	0.0	0.0	0.0
Contingent consideration			60.0
Total	$ 0.0	0.0	60.0
Money market
Cash equivalents:
Money Market		489.0	198.0
Money market | Quoted Prices in Active Markets for Identical Assets (Level 1)
Cash equivalents:
Money Market		489.0	198.0
Money market | Significant Observable Inputs (Level 2)
Cash equivalents:
Money Market		0.0	0.0
Money market | Significant Unobservable Inputs (Level 3)
Cash equivalents:
Money Market		$ 0.0	$ 0.0